Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 65,182	$ 81,507	$ 71,931	$ 86,569
Cash and cash equivalents - Fair Value	65,182	81,507
Resricted cash - Fair Value	2,900	0
Restricted cash - Fair Value	2,900
Senior notes - Book Value	(368,180)	(367,178)
Senior notes - Fair Value	(355,781)	(247,969)
Notes payable, including current portion - Book Value	(34,447)	0
Notes payable, including current portion - Fair Value	(34,447)
Capital lease obligations - Book Value	(17,617)	(20,649)
Capital lease obligations - Fair Value	(17,617)	(20,649)
Long-term debt, including current portion - Book Value	(25,321)	(390)
Long-term debt, including current portion - Fair Value	$ (25,321)	$ (390)